Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Basis of Fair Value Measurement

Level 1 – Quoted prices (unadjusted) in active markets for identical assets and liabilities;

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, such as:

a.Quoted prices for similar assets or liabilities in active markets
b.Quoted prices for identical assets or liabilities in inactive markets
c.Inputs other than quoted prices that are observable for the asset or liability
d.Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.
The following is a description of the valuation methodologies used for the investments measured at fair value, including the general classification of such instruments pursuant to the valuation hierarchy.

Mutual Funds

The fair market value of the fund is based on its calculated net asset value (NAV) at the close of business of the appropriate exchange, considering the value of the fund assets at that time. The values of the assets are generally based on quoted prices in active markets. The fair market value of the funds is based on the fund’s NAV, which is the price to sell one share of the fund. The NAV is readily available on the appropriate exchange. Mutual funds are classified as Level 1.

Money Market Fund

The Plan holds an investment in the Fidelity Investments Money Market Government Portfolio. The NAV of the fund is valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market. The fund normally invests assets in U.S. government securities and repurchase agreements for those securities.

STMicroelectronics N.V. Stock Fund

The STMicroelectronics N.V. Stock Fund is comprised primarily of the stock of the parent company of ST, Inc., as well as short-term investments (interest-bearing cash) designed to allow for purchases and sales without the usual trade settlement period for individual stock transactions. The fair value of the fund is based on the per share price as quoted in an active market and weighted with the amount of cash held to settle daily transactions. The total fair value of the fund is classified as Level 1.

Self-directed Brokerage Account

The BrokerageLink account is a self-directed brokerage account that allows participants to invest in a wide variety of securities. Investments in the BrokerageLink account include common stock, cash reserves, mutual funds, exchange-traded funds, options and preferred stock. These are publicly traded securities with quoted prices in active markets and are classified as Level 1. Other investments include certificates of deposit and corporate bonds which are valued using third-party pricing sources. These assets are classified as Level 2.

Common Collective Trust

The Plan holds an investment in the Columbia Trust Dividend Income Fund Institutional 300 which is a common collective trust (“CCT”). The CCT is valued at the NAV as provided by the administrator of the fund. The NAV is used as the practical expedient to estimate fair value. The NAV is based on the value of the underlying assets of the fund, less liabilities, and then divided by the number of units outstanding. Participants are allowed to redeem units of the CCT held by the Plan on a daily basis and there are no unfunded commitments. The fund seeks to maximize total return, consisting of current income and capital appreciation by primarily investing in U.S and Non-U.S. equity securities and cash.

The preceding methods described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies and assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
The following tables set forth by level within the fair value hierarchy, the Plan investments measured at fair value on a recurring basis:

	Investments at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total

Mutual funds	$533,614,450	$—	$—	$533,614,450
Money market fund	—	33,201,277	—	33,201,277
STMicroelectronics N.V. stock fund	7,572,676	—	—	7,572,676
Self-directed brokerage accounts	22,075,253	348,519	—	22,423,772
Total investments measured at fair value	563,262,379	33,549,796	—	596,812,175
Common Collective Trust measured at net asset value (a)	—	—	—	8,122,031

Total investments	$563,262,379	$33,549,796	$—	$604,934,206

	Investments at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total

Mutual funds	$500,842,496	$—	$—	$500,842,496
Money market fund	—	36,975,032	—	36,975,032
STMicroelectronics N.V. stock fund	7,998,463	—	—	7,998,463
Self-directed brokerage accounts	18,943,213	—	—	18,943,213
Total investments measured at fair value	527,784,172	36,975,032	—	564,759,204
Common Collective Trust measured at net asset value (a)	—	—	—	6,040,872

Total investments	$527,784,172	$36,975,032	$—	$570,800,076

(a) Certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Net Assets Available for Plan Benefits.